Description of Plan - Narrative (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Employer contribution vesting amount	$ 0
Administrative fee	39
Forfeited nonvested account, decrease from employer contribution	331,209
Nonvested amount	545,099
Forfeited nonvested account	1,417
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
General loan, borrowing term	5 years
Primary residence, borrowing term	30 years
Investment, maturity date	30 years
Dividends paid to participants	$ 62,393
EBP, Safe Harbor Matching Contribution, Tranche One
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	3.00%
Matching percentage	100.00%
EBP, Employer Safe Harbor Matching Conributions, Tranche Two
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	2.00%
Matching percentage	50.00%
Minimum
EBP, Description of Plan [Line Items]
Annual fixed rate contribution, percentage	1.00%
Asset held for investment, participant loan, interest rate	2.25%
Maximum
EBP, Description of Plan [Line Items]
Annual fixed rate contribution, percentage	60.00%
Participant compensation matched, percentage	5.00%
Asset held for investment, participant loan, interest rate	9.50%